BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS

NOTE 5 – BALANCE SHEET COMPONENTS

Prepaid expenses and other current assets	December 31, 2024	December 31, 2023
Prepaid expenses	$358,331	$424,124
Deposit	246,235	-
Other current assets	1,765	2,373
Total	$606,331	$426,497

Property and equipment, net	December 31, 2024	December 31, 2023
Land	$1,740,565	$-
Computer and equipment	17,211	1,974
Property and equipment, gross	1,757,776	1,974
Accumulated depreciation	(1,829)	(6)
Total	$1,755,947	$1,968

Depreciation expense was $1,823 and $6 for the year ended December 31, 2024, and for the period from March 16, 2023 (inception) through December 31, 2023, respectively.

Other long-term assets	December 31, 2024	December 31, 2023
Non-current portion of prepaid expense	$262,501	$-
Long-term deposit	50,000	-
Total	$312,501	$-

Accounts payable	December 31, 2024	December 31, 2023
Vendors	$10,259,060	$1,256,792
Due to employees	5,057	-
Total	$10,264,117	$1,256,792

Accrued liabilities and other current liabilities	December 31, 2024	December 31, 2023
Accrued expenses	$1,787,985	$151,284
Capital market advisory fees	1,500,000	-
Personnel related liabilities	1,400,141	56,823
Accrued interest	34,561	-
Total	$4,722,687	$208,107

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS